Employee Benefit Plans (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Pension Fund [Member]
Multi-employer health and benefit plans
Multi-employer Contributions	$ 19,143	$ 18,625	$ 16,304
Pension Fund [Member] | ILA - PRSSA Welfare Fund [Member]
Multi-employer health and benefit plans
EIN	51-0151862 - 001
5% contributor	Yes
Multi-employer Contributions	2,391	2,015	1,724
Pension Protection Act Zone Status	Green	Green
FIP RP status pending implemented	No
Contributor	Yes
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Sep. 30, 2012
Pension Fund [Member] | MEBA Pension Trust [Member]
Multi-employer health and benefit plans
EIN	51-6029896 - 001
5% contributor	No
Multi-employer Contributions
Pension Protection Act Zone Status	Green	Green
FIP RP status pending implemented	No
Contributor	No
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun. 15, 2022
Pension Fund [Member] | Masters Mates and Pilots Pension Plan [Member]
Multi-employer health and benefit plans
EIN	13-6372630 - 001
5% contributor	Yes
Multi-employer Contributions	4,457	5,023	4,710
Pension Protection Act Zone Status	Green	Red
FIP RP status pending implemented	No
Contributor	Yes
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun. 15, 2017
Pension Fund [Member] | Local One Hundred Fifty Three Pension Fund [Member]
Multi-employer health and benefit plans
EIN	13-2864289 - 001
5% contributor	Yes
Multi-employer Contributions	330	341	301
Pension Protection Act Zone Status	Red	Orange
FIP RP status pending implemented	Implemented
Contributor	Yes
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Nov. 09, 2012
Pension Fund [Member] | Alaska Teamster Employer Pension Plan [Member]
Multi-employer health and benefit plans
EIN	92-6003463 - 024
5% contributor	Yes
Multi-employer Contributions	3,210	2,529	2,449
Pension Protection Act Zone Status	Red	Red
FIP RP status pending implemented	Implemented
Contributor	Yes
Surcharge Imposed	Yes
Expiration Date of Collective Bargaining Agreement	Jun. 30, 2011
Pension Fund [Member] | All Alaska Longshore Pension Plan [Member]
Multi-employer health and benefit plans
EIN	91-6085352 - 001
5% contributor	Yes
Multi-employer Contributions	846	693	598
Pension Protection Act Zone Status	Green	Green
FIP RP status pending implemented	No
Contributor	Yes
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun. 30, 2012
Pension Fund [Member] | Seafarers Pension Fund One [Member]
Multi-employer health and benefit plans
EIN	13-6100329 - 001
5% contributor	Yes
Multi-employer Contributions
Pension Protection Act Zone Status	Green	Green
FIP RP status pending implemented	No
Contributor	Yes
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun. 30, 2012
Pension Fund [Member] | Western Conference of Teamsters Pension Plan [Member]
Multi-employer health and benefit plans
EIN	91-6145047 -001
5% contributor	No
Multi-employer Contributions	4,717	4,514	3,463
Pension Protection Act Zone Status	Green	Green
FIP RP status pending implemented	No
Contributor	No
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Mar. 31, 2013
Pension Fund [Member] | Western Conference of Teamsters Supplemental Benefit Trust [Member]
Multi-employer health and benefit plans
EIN	95-3746907 -001
5% contributor	Yes
Multi-employer Contributions	203	200	207
Pension Protection Act Zone Status	Green	Green
FIP RP status pending implemented	No
Contributor	Yes
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Mar. 31, 2013
Pension Fund [Member] | Western States Office and Professional Employees Pension Fund [Member]
Multi-employer health and benefit plans
EIN	94-6076144 -001
5% contributor	No
Multi-employer Contributions	81	82	77
Pension Protection Act Zone Status	Red	Red
FIP RP status pending implemented	Implemented
Contributor	No
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Nov. 09, 2012
Pension Fund [Member] | Hawaii Stevedoring Multiemployer Pension Plan [Member]
Multi-employer health and benefit plans
EIN	99-0314293 -001
5% contributor	Yes
Multi-employer Contributions	2,631	2,940	2,523
Pension Protection Act Zone Status	Yellow	Yellow
FIP RP status pending implemented	Implemented
Contributor	Yes
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun. 30, 2014
Pension Fund [Member] | Hawaii Terminals Multiemployer Pension Plan [Member]
Multi-employer health and benefit plans
EIN	20-0389370 -001
5% contributor	No
Multi-employer Contributions	277	288	252
Pension Protection Act Zone Status	Yellow	Yellow
FIP RP status pending implemented	Implemented
Contributor	No
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun. 30, 2014
Health and Benefits Fund [Member]
Multi-employer health and benefit plans
Multi-employer Contributions	26,389	26,492	27,712
Health and Benefits Fund [Member] | ILA - PRSSA Welfare Fund [Member]
Multi-employer health and benefit plans
EIN	66-0214500 -501
5% contributor	Yes
Multi-employer Contributions	3,159	3,571	3,359
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Sep. 30, 2012
Health and Benefits Fund [Member] | MEBA Medical and Benefits Plan [Member]
Multi-employer health and benefit plans
EIN	13-5590515 - 501
5% contributor	Yes
Multi-employer Contributions	2,876	2,981	3,837
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun. 15, 2022
Health and Benefits Fund [Member] | Mm and P Health and Benefit Plan [Member]
Multi-employer health and benefit plans
EIN	13-6696938 - 501
5% contributor	Yes
Multi-employer Contributions	2,780	2,753	3,356
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun. 15, 2017
Health and Benefits Fund [Member] | Alaska Teamster Employer Welfare Trust [Member]
Multi-employer health and benefit plans
EIN	91-6034674 - 501
5% contributor	Yes
Multi-employer Contributions	3,064	2,605	2,453
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun. 30, 2011
Health and Benefits Fund [Member] | All Alaska Longshore Health and Welfare Trust Fund [Member]
Multi-employer health and benefit plans
EIN	91-6070467 - 501
5% contributor	Yes
Multi-employer Contributions	2,112	1,752	1,510
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun. 30, 2012
Health and Benefits Fund [Member] | Seafarers Health and Benefits Plan One [Member]
Multi-employer health and benefit plans
EIN	13-5557534 - 501
5% contributor	Yes
Multi-employer Contributions	6,263	6,254	7,176
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun. 30, 2012
Health and Benefits Fund [Member] | Western Teamsters Welfare Trust [Member]
Multi-employer health and benefit plans
EIN	91-6033601 - 501
5% contributor	No
Multi-employer Contributions	2,731	2,996	2,865
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Mar. 31, 2013
Health and Benefits Fund [Member] | Stevedore Industry Committee Welfare Benefit Plan [Member]
Multi-employer health and benefit plans
EIN	99-0313967 - 501
5% contributor	Yes
Multi-employer Contributions	3,265	3,448	3,044
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun. 30, 2014
Health and Benefits Fund [Member] | Office and Professional Employees Welfare Fund [Member]
Multi-employer health and benefit plans
EIN	23-7120690 - 501
5% contributor	No
Multi-employer Contributions	$ 139	$ 132	$ 112
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Nov. 09, 2012